ASSET ACQUISITION (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 01, 2022	Jun. 17, 2022	Dec. 31, 2022
ASSET ACQUISITION
Cash consideration			$ 26,730
Asia Freeport Holdings Pte. Ltd.
ASSET ACQUISITION
Percent of voting interests acquired		100.00%
Purchase consideration	$ 26,788
Cash consideration	6,000
Consideration, Settlement of liabilities	$ 21,107